Warrant Derivative Liability (Q2) (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Warrant Derivative Liability [Abstract]
Change in Fair Value of Derivative Liabilities
The following schedule shows the change in fair value of the derivative liabilities for the period from May 6, 2019 through June 30, 2019.

Dollars in thousands	Warrant Liability
Assumption of warrants pursuant to May 6, 2019 acquisition of Better Choice Company	$2,110
Change in fair value of derivative liability	193
Balance as of June 30, 2019	$2,304

Warrant Liability Fair Value Measurement Inputs and Valuation Techniques

Derivative liabilities incurred during the period ended August 31, 2018 were valued based upon the following assumptions and key inputs:

	August 31,	August
Assumption	2018	2017
Expected dividends:	0%	0%
Expected volatility:	121.1-246.8%	37.8-276.9%
Expected term (years):	0.21-1.00 years	0.04-0.50 years
Risk free interest rate:	0.97-2.08. %	0.26-0.98%
Stock price	$0.35-1.11	$0.51-1.97

	May 6, 2019	June 30, 2019
Warrant Liability
Stock Price	$6.00	$6.35
Exercise Price	$3.90	$3.90
Remaining term (in years)	1.60 – 1.68	1.45 – 1.53
Volatility	64%	65%
Risk-free interest rate	2.39%	1.98%